Income Taxes (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Contingency [Line Items]
Tax Adjustments, Settlements, and Unusual Provisions			$ (51)
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities		$ 10	61	$ 1
Decrease In Unrecognized Tax Benefits is Reasonably Possible		175
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued		23
Unrecognized Tax Benefits that Would Impact Effective Tax Rate		173
Operating Loss Carryforwards		198
Undistributed Earnings of Foreign Subsidiaries		560
Estimated additional income tax expense after foreign tax credits on undistributed earnings of foreign companies if remitted		45
Deferred Tax Assets, Gross [Abstract]
Valuation allowance against tax assets		$ 34	53
Maximum | Forecast
Income Tax Contingency [Line Items]
Tax Adjustments, Settlements, and Unusual Provisions	$ (45)
Partial resolution of IRS examination of the company's 2007-2009 tax returns [Member]
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities			59
Unrecognized Tax Benefits, Interest on Income Taxes Accrued			$ (12)